UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number: ______

     This Amendment (Check only one.):       |_|  is a restatement.
                                             |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RAB Capital plc
Address:  No. 1 Adam Street
          London WC2N 6LE
          United Kingdom


Form 13F File Number: 28-13004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Authorised signatories for RAB Capital plc

Name:    Gary Pitts
Title:   Chief Compliance Officer
Phone:   +44 (0)20 7389 7162

Signature, Place, and Date of Signing:

         By:  /s/ Gary Pitts     London, United Kingdom             15 May 2008


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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

                                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      85

Form 13F Information Table Value Total:      $163,000


List of Other Included Managers:   N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


















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



                                                  FORM 13F INFORMATION TABLE

              COLUMN 1       COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ------------ --------- --------- --------------------- ---------- -------- ----------------------
                          TITLE OF                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER        CLASS          CUSIP     (x$1000)   PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE       SHARED  NONE
------------------------- ------------ --------- --------- ----------  ---  ---- ---------- -------- ----------  ------  -----
Abbott Labs                Common      002824100      499       9,047  SH          SOLE                  9,047
Ace Ltd                    Common      G0070K103      464       8,430  SH          SOLE                  8,430
Aflac Inc                  Common      001055102      944      14,535  SH          SOLE                 14,535
AGL Res Inc                Common      001204106      385      11,219  SH          SOLE                 11,219
Alcoa Inc                  Common      013817101    4,750     131,713  SH          SOLE                131,713
AMDL Inc                   Common      00167K500    2,259     638,002  SH          SOLE                638,002
Anheuser-Busch Cos Inc     Common      035229103      488      10,284  SH          SOLE                 10,284
Apollo Gold Corp           Common      03761E102    1,925   3,133,333  SH          SOLE              3,133,333
Aqua America Inc           Common      03836W103      409      21,753  SH          SOLE                 21,753
ArcelorMittal SA           NY          03938L104    2,457      30,000  SH          SOLE                 30,000
  Luxembourg               Registry
                           Sh
AT&T Inc                   Common      00206R102      524      13,687  SH          SOLE                 13,687
Atmos Energy Corp          Common      049560105      387      15,177  SH          SOLE                 15,177
Bard (C.R.) Inc            Common      067383109      523       5,421  SH          SOLE                  5,421
Baxter Intl Inc            Common      071813109      492       8,510  SH          SOLE                  8,510
Beckman Coulter Inc        Common      075811109      483       7,486  SH          SOLE                  7,486
Becton Dickinson & Co      Common      075887109      502       5,842  SH          SOLE                  5,842
Berkshire Hathaway Inc     Class B     084670207      461         103  SH          SOLE                    103
BPI Energy Holdings Inc    Common      055934103      494   2,519,200  SH          SOLE              2,519,200
Brown & Brown Inc          Common      115236101      319      18,374  SH          SOLE                 18,374
Brown Forman Corp          Class B     115637209      419       6,331  SH          SOLE                  6,331
Cadiz Inc                  Common      127537207   10,354     673,227  SH          SOLE                673,227
Callisto Pharmaceuticals   Common      1312EM104      229     603,493  SH          SOLE                603,493
Cameco Corp                Common      13321L108    6,466     201,319  SH          SOLE                201,319
Central Sun Mining Inc     Common      155432107    4,257   2,285,713  SH          SOLE              2,285,713
CenturyTel Inc             Common      156700106      494      14,862  SH          SOLE                 14,862
Church & Dwight Inc        Common      171340102      542       9,984  SH          SOLE                  9,984
Clorox & Co Del            Common      189054109      456       8,058  SH          SOLE                  8,058
Coca-Cola Co.              Common      191216100      506       8,314  SH          SOLE                  8,314
Coeur D'alene Mines Corp   Common      192108108   11,611   2,873,922  SH          SOLE              2,873,922
  IDA
Credicorp Ltd              Common      G2519Y108      235       3,271  SH          SOLE                  3,271
Dentsply Intl Inc New      Common      249030107      456      11,805  SH          SOLE                 11,805
Dominion Res Inc Va New    Common      25746U109      475      11,634  SH          SOLE                 11,634
Enbridge Inc               Common      29250N105      383       9,550  SH          SOLE                  9,550
Encana Corp                Common      292505104    4,650      62,950  SH          SOLE                 62,950
Equitable Res Inc          Common      294549100      572       9,717  SH          SOLE                  9,717
Freeport-McMoran Copper &  Common      35671D857   11,746     122,079  SH          SOLE                122,079
  Go
Frontline Ltd              SHS         G3682E127      874      19,000  SH          SOLE                 19,000
Gammon Gold Inc            Common      36467T106    4,016     548,390  SH          SOLE                548,390
General Electric Co        Common      369604103      540      14,594  SH          SOLE                 14,594
General Mls Inc            Common      370334104      929       9,309  SH          SOLE                  9,309
Gold Fields Ltd            Sponsored   38059T106    4,672     337,818  SH          SOLE                337,818
                           ADR

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



                                                  FORM 13F INFORMATION TABLE

              COLUMN 1       COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ------------ --------- --------- --------------------- ---------- -------- ----------------------
                          TITLE OF                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER        CLASS          CUSIP     (x$1000)   PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE       SHARED  NONE
------------------------- ------------ --------- --------- ----------  ---  ---- ---------- -------- ----------  ------  -----
Goldcorp Inc New           Common      380956409      442      11,700  SH          SOLE                 11,700
Goldman Sachs Group Inc    Common      38141G104      827       5,000  SH          SOLE                  5,000
Hershey Foods Corp         Common      427866108      500      13,264  SH          SOLE                 13,264
Hormel Foods Corp          Common      440452100      526      12,637  SH          SOLE                 12,637
Horsehead Hldg Corp        Common      440694305    1,158     100,000  SH          SOLE                100,000
Iamgold Corp               Common      450913108    1,431     200,175  SH          SOLE                200,175
Inhibitex Inc              Common      45719T103      257     330,000  SH          SOLE                330,000
International Tower Hill   Common      46051L104    1,515     965,300  SH          SOLE                965,300
  Mines
Ivanhoe Mines Ltd          Common      46579N103    3,239     321,821  SH          SOLE                321,821
Johnson & Johnson          Common      478160104      508       7,832  SH          SOLE                  7,832
Kellogg Co                 Common      487836108      543      10,340  SH          SOLE                 10,340
Kimberly Clark Corp        Common      494368103      500       7,749  SH          SOLE                  7,749
Kraft Foods Inc            Class A     50075N104      507      16,349  SH          SOLE                 16,349
Loews Corp                 Carolna GP  540424207      240       5,966  SH          SOLE                  5,966
                           Stk
Lundin Mining Corp         Common      550372106    4,896     739,422  SH          SOLE                739,422
McCormick & Co Inc         Common      579780206      527      14,267  SH          SOLE                 14,267
                           Non-Voting
Medco Health Solutions Inc Common      58405U102      471      10,753  SH          SOLE                 10,753
Newmont Mining Corp        Common      651639106    6,059     133,752  SH          SOLE                133,752
Nike Inc                   Class B     654106103      590       8,673  SH          SOLE                  8,673
Nisource Inc               Common      65473P105      470      27,252  SH          SOLE                 27,252
Northern Dynasty Minerals  Common      66510M204    2,131     238,530  SH          SOLE                238,530
  Ltd
Nova Biosource Fuels Inc   Common      65488W103      300     198,709  SH          SOLE                198,709
Pepsi Bottling Group Inc   Common      713409100      447      13,196  SH          SOLE                 13,196
Pepsico Inc                Common      713448108      510       7,064  SH          SOLE                  7,064
Pfizer Inc                 Common      717081103      463      22,101  SH          SOLE                 22,101
Pride International Inc    Common      74153Q102    1,922      55,000  SH          SOLE                 55,000
Procter & Gamble Co        Common      742718109      527       7,514  SH          SOLE                  7,514
Questar Corp               Common      748356102      568      10,049  SH          SOLE                 10,049
Republic Services Inc      Common      760759100      504      17,223  SH          SOLE                 17,223
Reynolds American Inc      Common      761713106      447       7,569  SH          SOLE                  7,569
Sara Lee Corp              Common      803111103      503      35,993  SH          SOLE                 35,993
Scana Corp                 Common      80589M102      476      13,026  SH          SOLE                 13,026
Southern Co                Common      842587107      470      13,204  SH          SOLE                 13,204
Stericycle Inc             Common      858912108      392       7,614  SH          SOLE                  7,614
Streettracks Gold Trust    Gold SHS    863307104   10,184     112,647  SH          SOLE                112,647
Stryker Corp               Common      863667101      496       7,628  SH          SOLE                  7,628
Sysco Corp                 Common      871829107      517      17,818  SH          SOLE                 17,818
Take-Two Interactive       Common      874054109    7,835     307,000  SH          SOLE                307,000
  Softwre
Talisman Energy Inc        Common      87425E103   19,075   1,105,175  SH          SOLE              1,105,175
Thompson Creek Metals Co   Common      884768102    4,254     238,919  SH          SOLE                238,919
  Inc
UnitedHealth Group Inc     Common      91324P102      352      10,251  SH          SOLE                 10,251
Ust Inc                    Common      902911106      522       9,569  SH          SOLE                  9,569
Wellpoint Inc              Common      94973V107      242       5,480  SH          SOLE                  5,480
Wisconsin Energy Corp      Common      976657106      472      10,731  SH          SOLE                 10,731
Wrigley WM Jr Co           Common      982526105      538       8,557  SH          SOLE                  8,557


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